Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Assumptions for Determining the Fair Value of Derivatives Using a Monte Carlo Simulation
The fair value of the warrants was determined using a Monte Carlo simulation based on the following assumptions:

	March 31, 2013	December 31, 2012
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.80	13.00
Expected Volatility (%)	50.0%	50.0%
Risk-Free Interest Rate (%)	1.24%	1.44%
Expected Life of Warrants (5 years at inception)	2.9	3.1
Number of Warrants	5,000,000	5,000,000

Assets Measured at Fair Value on a Recurring Basis
The following table represents the Company’s derivative asset measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Warrants - as of March 31, 2013	$4,043	$—	$4,043	$—
Warrants - as of December 31, 2012	$3,964	$—	$3,964	$—

Carrying Value and Fair Value of the Company's Long-Term Debt Instruments
The following table provides the carrying value and fair value of the Company’s long-term debt instruments:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
7.125% Senior Secured Notes, due April 2017	$300.0	$323.4	$300.0	$317.1
10.5% Senior Notes, due October 2017	294.7	326.8	294.5	326.6
10.25% Senior Notes, due April 2019	200.0	223.3	200.0	219.6
3.375% Convertible Senior Notes, due June 2038	67.8	68.5	67.1	68.5
7.375% Senior Notes, due April 2018	3.5	3.4	3.5	3.3